Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses And Other Current Assets
	December 31, 2014	December 31, 2013
Prepaid voyage costs	$634	$431
Inventory	826	1,166
Other	10	66
Total prepaid expenses and other current assets	$1,470	$1,663